SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENTED INFORMATION
SEGMENTED INFORMATION

23.SEGMENTED INFORMATION

Agnico Eagle operates in a single industry, namely exploration for and production of gold. The Company’s primary operations are in Canada, Mexico and Finland. The Company identifies its reportable segments as those operations whose operating results are reviewed by the Chief Operating Decision Maker (“CODM”), the Chief Executive Officer for the purpose of allocating resources and assessing performance and that represent more than 10.0% of the combined revenue from mining operations, income or loss or total assets of all operating segments. Each of the Company’s significant operating mines and projects are considered to be separate operating segments. Certain operating segments that do not meet the quantitative thresholds are still disclosed where the Company believes that the information is useful. The CODM also reviews segment income (defined as revenues from mining operations less production costs, exploration and corporate development expenses and impairment losses and reversals) on a mine-by-mine basis. The following are the Company’s reportable segments organized according to their relationship with the Company’s three business units and reflect how the Company manages its business and how it classifies its operations for planning and measuring performance:

Northern Business:	LaRonde mine, LaRonde Zone 5 mine, Goldex mine, Meadowbank Complex, Meliadine mine, Hope Bay mine, Canadian Malartic joint operation and Kittila mine
Southern Business:	Pinos Altos mine, Creston Mascota mine and La India mine
Exploration:	United States Exploration office, Europe Exploration office, Canada Exploration offices and Latin America Exploration office

Revenues from mining operations and production costs for the reportable segments are reported net of intercompany transactions.

Corporate and other assets and specific income and expense items are not allocated to reportable segments.

	Year Ended December 31, 2021
	Revenues from		Exploration and	Segment
	Mining		Corporate	Income
	Operations	Production Costs	Development	(Loss)
Northern Business:
LaRonde mine	$654,577	$(232,392)	$—	$422,185
LaRonde Zone 5 mine	121,236	(56,380)	—	64,856
Goldex mine	241,404	(96,181)	—	145,223
Meadowbank Complex	589,769	(406,489)	—	183,280
Meliadine mine	636,085	(236,763)	—	399,322
Hope Bay mine	115,439	(83,118)	—	32,321
Canadian Malartic joint operation	645,607	(242,589)	(5,367)	397,651
Kittila mine	414,656	(192,742)	—	221,914
Total Northern Business	3,418,773	(1,546,654)	(5,367)	1,866,752

Southern Business:
Pinos Altos mine	259,446	(141,488)	—	117,958
Creston Mascota mine	27,784	(8,165)	—	19,619
La India mine	117,875	(60,381)	—	57,494
Total Southern Business	405,105	(210,034)	—	195,071
Exploration	—	—	(147,147)	(147,147)
Segment totals	$3,823,878	$(1,756,688)	$(152,514)	$1,914,676
Total segments income				$1,914,676
Corporate and other:
Amortization of property, plant and mine development				(738,129)
General and administrative				(142,003)
Finance costs				(92,042)
Loss on derivative financial instruments				(11,103)
Environmental remediation				(576)
Foreign currency translation loss				(5,672)
Other expenses				(21,742)
Income before income and mining taxes				$903,409

	Year Ended December 31, 2020
	Revenues from		Exploration and	Segment
	Mining	Production	Corporate	Income
	Operations	Costs	Development	(Loss)
Northern Business:
LaRonde mine	$543,864	$(169,824)	$—	$374,040
LaRonde Zone 5 mine	111,244	(47,899)	—	63,345
Goldex mine	227,181	(82,654)	—	144,527
Meadowbank Complex	366,743	(284,976)	(1,168)	80,599
Meliadine mine	569,063	(245,700)	—	323,363
Canadian Malartic joint operation	478,542	(195,312)	(18,637)	264,593
Kittila mine	372,132	(169,884)	—	202,248
Total Northern Business	2,668,769	(1,196,249)	(19,805)	1,452,715

Southern Business:
Pinos Altos mine	244,283	(124,678)	—	119,605
Creston Mascota mine	77,762	(35,088)	—	42,674
La India mine	147,299	(68,137)	—	79,162
Total Southern Business	469,344	(227,903)	—	241,441
Exploration	—	—	(93,687)	(93,687)
Segment totals	$3,138,113	$(1,424,152)	$(113,492)	$1,600,469
Total segments income				$1,600,469
Corporate and other:
Amortization of property, plant and mine development				(631,101)
General and administrative				(116,288)
Finance costs				(95,134)
Gain on derivative financial instruments				107,873
Environmental remediation				(27,540)
Foreign currency translation loss				(22,480)
Other expenses				(48,234)
Income before income and mining taxes				$767,565

The following table sets out total assets by segment:

	Total Assets as at
	December 31,	December 31,
	2021	2020
Northern Business:
LaRonde mine	$946,218	$852,171
LaRonde Zone 5 mine	93,699	71,545
Goldex mine	315,266	296,713
Meadowbank Complex	1,194,368	1,037,459
Meliadine mine	2,270,942	2,198,564
Hope Bay mine	461,483	—
Canadian Malartic joint operation	1,508,675	1,542,916
Kittila mine	1,600,278	1,590,795
Total Northern Business	8,390,929	7,590,163

Southern Business:
Pinos Altos mine	466,334	458,786
Creston Mascota mine	5,068	8,008
La India mine	233,376	228,120
Total Southern Business	704,778	694,914
Exploration	501,673	434,809
Corporate and other	589,396	894,869
Total assets	$10,186,776	$9,614,755

The following table sets out the carrying amount of goodwill by segment for the years ended December 31, 2021 and December 31, 2020:

	Canadian
	Malartic Joint
	Operation	Exploration	Total
Cost	$597,792	$60,000	$657,792
Accumulated impairment	(250,000)	—	(250,000)
Carrying amount	$347,792	$60,000	$407,792

The following table sets out capital expenditures by segment:

	Year Ended December 31,
	2021	2020
Northern Business:
LaRonde mine	$138,784	$109,262
LaRonde Zone 5 mine	16,953	9,823
Goldex mine	48,696	36,753
Meadowbank Complex	151,471	162,339
Meliadine mine	121,607	125,955
Hope Bay mine	50,958	—
Canadian Malartic joint operation	130,544	52,642
Kittila mine	123,152	199,115
Total Northern Business	782,165	695,889
Southern Business:
Pinos Altos mine	49,422	24,482
La India mine	20,601	21,626
Total Southern Business	70,023	46,108
Corporate and other	15,496	17,345
Total capital expenditures	$867,684	$759,342

The following table sets out revenues from mining operations by geographic area(i):

	Year Ended December 31,
	2021	2020
Canada	$3,004,117	$2,296,637
Mexico	405,105	469,344
Finland	414,656	372,132
Total revenues from mining operations	$3,823,878	$3,138,113

Note:

(i)	Presented based on the location of the mine from which the product originated.

The following table sets out non-current assets by geographic area:

	As at December 31,	As at December 31,
	2021	2020
Canada	$6,720,595	$6,168,927
Mexico	671,691	736,908
Finland	1,458,838	1,447,157
Sweden	16,128	13,812
United States	17,136	763
Total non-current assets	$8,884,388	$8,367,567